Consolidated statement of cash flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss before tax	£ (41,118)	£ (37,306)	£ (46,951)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation of property, plant and equipment	1,577	39	36
Share-based payment expense	1,636	2,190	3,652
Net foreign exchange loss / (gain)	(483)	44	1,384
Provision for social security contributions on employee share options	(738)	(1,446)	1,116
Provision for deferred cash consideration	221	443
Interest earned	(377)	(307)	(827)
Finance charges	3,731	1,916	1,090
Modification gain on bank loan	(456)
Modification loss on bank loan		730
Gain on bargain purchase	(3,681)
Fair value remeasurement on contingent consideration	354
Working capital adjustments:
(Increase) / decrease in trade and other receivables	(936)	804	(840)
Increase / (decrease) in trade and other payables	(6,730)	1,602	3,860
Tax received	1,069	8,152	5,331
Net cash flows (used in) operating activities	(45,931)	(23,139)	(32,149)
Investing activities
Cash acquired from acquisition	10,074
Purchase of property, plant and equipment	(21)	(36)	(16)
Disposal of property, plant and equipment		2
Purchase of license			(2,280)
(Investments)/proceeds from sale of short-term investments	32,865		(2,500)
Interest earned	377	286	1,052
Net cash flows (used in)/from investing activities	43,295	252	(3,744)
Financing activities
Proceeds from issue of ordinary shares		273	15,000
Transaction costs on issue of shares	(761)	(8)	(730)
Proceeds from issue of bank loan		455	20,000
Transaction costs on bank loan		(921)	(200)
Interest paid on bank loan	(1,739)	(1,645)	(327)
Proceeds from TAP agreement		78
Purchase of treasury shares	(998)	(307)
Payment of lease liabilities	(2,212)
Net cash flows from/(used in) financing activities	(5,710)	(2,075)	33,743
Net (decrease) in cash and cash equivalents	(8,346)	(24,962)	(2,150)
Cash and cash equivalents at the beginning of the period	25,042	50,045	53,578
Effect of exchange rate changes on cash and cash equivalents	(349)	(41)	(1,383)
Cash and cash equivalents at the end of the period	£ 16,347	£ 25,042	£ 50,045